UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22896

Investment Company Act File Number

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Capital Opportunities Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 61.5%

Security	Shares	Value
Argentina — 1.5%
Banco Macro SA, Class B ADR	8,500	$328,440
BBVA Banco Frances SA ADR	10,000	141,500
Cresud SA ADR(1)	5,100	52,530
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	3,700	37,000
Grupo Financiero Galicia SA, Class B ADR	18,800	307,568
IRSA Inversiones y Representaciones SA ADR	3,400	52,496
Pampa Energia SA ADR(1)	6,600	71,280
Telecom Argentina SA ADR	20,700	394,542
Transportadora de Gas del Sur SA ADR	12,500	39,125

		$1,424,481

Botswana — 1.5%
Barclays Bank of Botswana, Ltd.	343,800	$132,092
Botswana Insurance Holdings, Ltd.	259,400	315,114
Engen Botswana, Ltd.	177,211	175,995
First National Bank of Botswana, Ltd.	710,000	267,172
Letshego Holdings, Ltd.	1,188,500	304,444
Sechaba Breweries, Ltd.	84,100	246,834

		$1,441,651

Brazil — 7.5%
AMBEV SA	125,300	$823,270
Banco Bradesco SA	17,900	223,479
Banco Bradesco SA, PFC Shares	57,900	727,836
Banco do Brasil SA	24,500	188,641
Banco Santander Brasil SA	12,700	58,927
BB Seguridade Participacoes SA	19,000	208,180
BM&F Bovespa SA	48,700	165,162
BR Malls Participacoes SA	12,800	72,652
BRF-Brasil Foods SA	7,925	190,147
CETIP SA - Mercados Organizados	6,200	79,601
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	4,000	132,824
Cia de Concessoes Rodoviarias SA (CCR)	25,300	144,073
Cia de Saneamento Basico do Estado de Sao Paulo	10,800	53,532
Cia Energetica de Minas Gerais SA, PFC Shares	20,700	91,880
Cia Energetica de Sao Paulo, Class B, PFC Shares	5,900	51,804
Cia Paranaense de Energia-Copel, PFC Shares	3,300	38,371
Cia Siderurgica Nacional SA	22,600	35,038
Cielo SA	19,000	283,239
Cosan SA Industria e Comercio	4,000	36,568
CPFL Energia SA	7,500	47,070
Embraer SA	18,800	166,333
Estacio Participacoes SA	9,500	59,091
Fibria Celulose SA(1)	7,200	86,671
Gerdau SA, PFC Shares	25,300	85,897
Hypermarcas SA(1)	10,600	72,016
Itau Unibanco Holding SA, PFC Shares	75,000	919,594
Itausa-Investimentos Itau SA, PFC Shares	90,000	306,569
JBS SA	23,600	100,618
Klabin SA	13,500	68,877
Kroton Educacional SA	39,800	182,443
Localiza Rent a Car SA	4,600	59,830
Lojas Americanas SA, PFC Shares	14,000	81,133

Security	Shares	Value
Lojas Renner SA	3,700	$97,214
M Dias Branco SA	1,200	37,030
Multiplan Empreendimentos Imobiliarios SA	2,700	48,491
Natura Cosmeticos SA	5,300	61,923
Petroleo Brasileiro SA	20,000	59,927
Petroleo Brasileiro SA, PFC Shares	27,950	85,207
Porto Seguro SA	3,700	37,369
Qualicorp SA(1)	6,200	61,347
Raia Drogasil SA	6,300	60,693
Souza Cruz SA	11,400	95,551
Suzano Papel e Celulose SA, PFC Shares	10,800	43,751
Telefonica Brasil SA, PFC Shares	8,500	157,757
Tim Participacoes SA	24,600	108,549
Totvs SA	4,100	51,295
Tractebel Energia SA	5,000	58,027
Ultrapar Participacoes SA	10,100	199,497
Vale SA	8,725	60,513
Vale SA, PFC Shares	12,850	79,257
Weg SA	8,300	98,984

		$7,343,748

Canada — 0.2%
Rio Alto Mining, Ltd.(1)	52,600	$150,962

		$150,962

China — 7.7%
58.com, Inc. ADR(1)	500	$19,235
AAC Technologies Holdings, Inc.	11,000	70,298
Agricultural Bank of China, Ltd., Class H	217,000	106,243
Anhui Conch Cement Co., Ltd., Class H	17,000	57,018
Autohome, Inc. ADR(1)	700	24,934
Bank of China, Ltd., Class H	630,000	350,892
Bank of Communications, Ltd., Class H	88,000	73,877
Beijing Enterprises Holdings, Ltd.	7,500	56,969
Belle International Holdings, Ltd.	65,000	73,408
Bitauto Holdings, Ltd. ADR(1)	300	17,946
Brilliance China Automotive Holdings, Ltd.	40,000	73,472
BYD Co., Ltd., Class H	11,500	41,692
China CITIC Bank Corp., Ltd., Class H	90,000	66,670
China Communications Construction Co., Ltd., Class H	54,000	58,526
China Construction Bank Corp., Class H	577,000	462,619
China Everbright International, Ltd.	37,000	54,400
China Gas Holdings, Ltd.	30,000	46,520
China Life Insurance Co., Ltd., Class H	57,000	221,241
China Mengniu Dairy Co., Ltd.	19,000	86,819
China Merchants Bank Co., Ltd., Class H	42,000	93,852
China Merchants Holdings (International) Co., Ltd.	16,000	58,592
China Minsheng Banking Corp., Ltd., Class H	63,500	76,999
China Mobile, Ltd.	51,000	665,923
China Oilfield Services, Ltd., Class H	34,000	56,101
China Overseas Land & Investment, Ltd.	40,000	116,110
China Pacific Insurance (Group) Co., Ltd., Class H	23,400	112,455
China Petroleum & Chemical Corp., Class H	244,000	193,692
China Resources Land, Ltd.	31,777	81,375
China Resources Power Holdings Co., Ltd.	26,000	73,132
China Shenhua Energy Co., Ltd., Class H	34,000	93,331
China Telecom Corp., Ltd., Class H	162,000	95,804
China Unicom (Hong Kong), Ltd.	58,000	86,814
CITIC, Ltd.	32,000	54,997
CNOOC, Ltd.	188,000	249,940
Ctrip.com International, Ltd. ADR(1)	1,800	85,599
Dongfeng Motor Group Co., Ltd., Class H	40,000	57,952

Security	Shares	Value
GCL-Poly Energy Holdings, Ltd.(1)	200,000	$43,686
Great Wall Motor Co., Ltd., Class H	11,500	65,641
Guangdong Investment, Ltd.	40,000	53,487
Hengan International Group Co., Ltd.	8,500	100,896
Huaneng Power International, Inc., Class H	46,000	64,035
Industrial & Commercial Bank of China, Ltd., Class H	597,000	426,500
JD.com, Inc. ADR(1)	8,700	216,108
Jumei International Holding, Ltd. ADR(1)	1,600	20,752
Kunlun Energy Co., Ltd.	58,000	60,390
Lenovo Group, Ltd.	74,000	95,662
NetEase.com, Inc. ADR	700	76,475
New Oriental Education & Technology Group, Inc. ADR(1)	1,600	29,264
PetroChina Co., Ltd., Class H	218,000	236,162
PICC Property & Casualty Co., Ltd., Class H	36,000	70,212
Ping An Insurance (Group) Co. of China, Ltd., Class H	17,000	179,855
Qihoo 360 Technology Co., Ltd. ADR(1)	1,000	58,520
Sihuan Pharmaceutical Holdings Group, Ltd.	75,000	48,282
SINA Corp.(1)	800	28,976
Sinopharm Group Co., Ltd., Class H	15,600	57,001
SouFun Holdings, Ltd. ADR	2,800	17,108
Tencent Holdings, Ltd.	67,900	1,144,371
Tingyi (Cayman Islands) Holding Corp.	28,000	69,039
Vipshop Holdings, Ltd. ADR(1)	2,800	62,692
Want Want China Holdings, Ltd.	67,000	80,061
Youku Tudou, Inc. ADR(1)	1,600	26,816
YY, Inc. ADR(1)	400	28,792

		$7,576,230

Egypt — 3.4%
Commercial International Bank	213,900	$1,549,372
Egypt Kuwait Holding Co.(1)	146,766	105,377
Egyptian Financial Group-Hermes Holding Co.(1)	41,300	96,052
El Sewedy Cables Holding Co.(1)	32,200	217,048
Ezz Steel(1)	34,300	68,520
Ghabbour Auto(1)	24,200	115,166
Global Telecom Holding SAE(1)	447,200	270,286
Juhayna Food Industries(1)	61,500	85,811
Medinet Nasr for Housing(1)	11,500	52,753
Oriental Weavers Co.	37,000	67,429
Palm Hills Developments SAE(1)	99,400	58,218
Pioneers Holding(1)	42,800	73,349
Sidi Kerir Petrochemicals Co.	71,800	143,922
Talaat Moustafa Group	300,500	454,777

		$3,358,080

Georgia — 1.2%
Bank of Georgia Holdings PLC	22,600	$689,951
TBC Bank JSC GDR(1)(2)	38,200	500,222

		$1,190,173

Hong Kong — 0.1%
ENN Energy Holdings, Ltd.	10,000	$58,920

		$58,920

Jordan — 1.0%
Al Eqbal Co. for Investment PLC	6,091	$105,375
Arab Pesticides & Veterinary Drugs Manufacturing Co.	48,085	142,140
Bank of Jordan	24,153	93,755
Cairo Amman Bank	28,147	123,074
Jordan Petroleum Refinery	37,370	234,298
Jordan Phosphate Mines(1)	12,013	110,202
Jordanian Electric Power Co.(1)	30,000	122,776
United Cable Industries Co.(1)	86,908	72,340

		$1,003,960

Security	Shares	Value
Kazakhstan — 2.8%
Halyk Savings Bank of Kazakhstan JSC GDR(2)	68,300	$417,996
KAZ Minerals PLC(1)	48,000	144,689
KazMunaiGas Exploration Production GDR(2)	159,909	1,842,793
Kcell JSC GDR(2)	45,200	341,657

		$2,747,135

Kenya — 1.2%
Co-operative Bank of Kenya, Ltd. (The)	334,833	$70,931
East African Breweries, Ltd.	33,604	115,512
Equity Group Holdings, Ltd.	522,800	311,257
Kenya Airways, Ltd.(1)	383,378	46,214
Kenya Commercial Bank, Ltd.	359,000	229,661
Kenya Electricity Generating Co., Ltd.	637,525	65,929
Kenya Power & Lighting, Ltd.	313,400	51,700
Safaricom, Ltd.	1,648,917	256,776

		$1,147,980

Latvia — 0.7%
Grindeks(1)	18,290	$141,715
Olainfarm(1)	61,700	445,378
SAF Tehnika	28,900	64,844

		$651,937

Mauritius — 1.1%
Alteo, Ltd.	52,987	$50,270
ENL Land, Ltd.	38,911	57,385
Gamma Civic, Ltd.	54,086	73,038
Harel Mallac & Co., Ltd.	31,500	105,643
MCB Group, Ltd.	18,408	111,933
New Mauritius Hotels, Ltd.	82,230	181,230
Omnicane, Ltd.	15,009	36,603
Rogers & Co., Ltd.	187,150	166,593
SBM Holdings, Ltd.	5,094,606	159,103
Terra Mauricia, Ltd.	90,156	85,622
Vivo Energy Mauritius, Ltd.	23,359	99,807

		$1,127,227

Mexico — 0.5%
Alfa SAB de CV, Series A	17,000	$31,030
America Movil SAB de CV ADR, Series L	3,300	70,587
Cemex SAB de CV ADR(1)	5,100	45,339
Fibra Uno Administracion SA de CV	12,900	38,899
Fomento Economico Mexicano SAB de CV ADR(1)	800	66,848
Grupo Financiero Banorte SAB de CV, Class O	11,300	57,542
Grupo Financiero Inbursa SAB de CV, Class O	15,400	39,811
Grupo Mexico SAB de CV, Series B	17,300	45,612
Grupo Televisa SA ADR	1,800	58,698
Wal-Mart de Mexico SAB de CV, Series V	24,800	47,831

		$502,197

Norway — 0.4%
DNO ASA(1)	180,500	$397,691

		$397,691

Peru — 2.7%
Cia de Minas Buenaventura SA ADR	32,772	$374,256
Credicorp, Ltd.	10,434	1,503,748
Ferreycorp SAA	158,900	77,816
Southern Copper Corp.	25,800	703,824

		$2,659,644

Security	Shares	Value
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	41,400	$53,037
ABS-CBN Holdings Corp. PDR	87,100	98,453
Alliance Global Group, Inc.	85,700	48,435
Bank of the Philippine Islands	6,149	13,772
BDO Unibank, Inc.	6,800	17,648
Globe Telecom, Inc.	1,375	54,273
Metro Pacific Investments Corp.	202,000	23,649
Metropolitan Bank & Trust Co.	12,000	25,851
Philex Mining Corp.	282,100	54,056
Philippine Long Distance Telephone Co.	850	57,193
Universal Robina Corp.	19,000	89,140

		$535,507

Qatar — 0.3%
Ooredoo Q.S.C.	8,000	$252,532

		$252,532

Romania — 2.3%
Banca Transilvania(1)	1,432,700	$765,547
BRD-Group Societe Generale(1)	106,900	260,925
Electrica SA(1)	44,500	137,966
OMV Petrom SA	3,934,000	362,759
Societatea Nationala de Gaze Naturale ROMGAZ SA	42,600	373,247
Societatea Nationala Nuclearelectrica SA	45,000	90,331
Transgaz SA Medias	3,800	256,892

		$2,247,667

Serbia — 3.2%
Aerodrom Nikola Tesla AD Beograd	43,200	$379,268
Energoprojekt Holding AD Beograd	62,500	517,409
Gosa AD Montaza Velika Plana	1,378	25,276
Imlek AD	6,166	335,243
Komercijalna Banka AD Beograd(1)	18,100	373,372
Metalac AD	4,700	90,160
Naftna Industrija Srbije	216,465	1,407,889

		$3,128,617

Singapore — 1.2%
Interra Resources, Ltd.(1)	2,713,000	$329,709
Yoma Strategic Holdings, Ltd.(1)	2,239,000	892,378

		$1,222,087

South Korea — 9.7%
AMOREPACIFIC Corp.	65	$156,651
AMOREPACIFIC Group, Inc.	65	74,090
BS Financial Group, Inc.	4,900	61,936
Celltrion, Inc.(1)	1,680	62,304
CJ CheilJedang Corp.	220	70,486
CJ Corp.	400	62,803
DGB Financial Group Co., Ltd.	4,600	44,115
Dongbu Insurance Co., Ltd.	1,100	53,067
E-Mart Co., Ltd.	420	79,691
Hana Financial Group, Inc.	6,400	187,077
Hankook Tire Co., Ltd.	1,600	76,938
Honam Petrochemical Corp.	340	53,645
Hotel Shilla Co., Ltd.	930	86,293
Hynix Semiconductor, Inc.	12,400	535,625
Hyundai Development Co.	1,700	66,501
Hyundai Engineering & Construction Co., Ltd.	1,900	75,192
Hyundai Glovis Co., Ltd.	300	66,819
Hyundai Heavy Industries Co., Ltd.	770	78,903
Hyundai Mobis Co., Ltd.	1,200	271,281

Security	Shares	Value
Hyundai Motor Co.	2,600	$399,578
Hyundai Motor Co., PFC Shares	550	57,509
Hyundai Motor Co., Second PFC Shares	760	83,010
Hyundai Steel Co.	1,600	95,994
Hyundai Wia Corp.	380	53,016
Industrial Bank of Korea	5,900	69,309
Kangwon Land, Inc.	2,800	82,570
KB Financial Group, Inc.	7,900	265,386
KCC Corp.	130	65,408
Kia Motors Corp.	4,600	192,244
Korea Electric Power Corp.	5,000	195,495
Korea Investment Holdings Co., Ltd.	1,000	47,126
Korea Zinc Co., Ltd.	199	77,731
KT&G Corp.	2,400	175,195
LG Chem, Ltd.	900	161,857
LG Corp.	2,000	112,555
LG Display Co., Ltd.	4,300	141,290
LG Electronics, Inc.	2,300	127,422
LG Household & Health Care, Ltd.	200	125,296
LG Uplus Corp.	5,400	59,533
Lotte Shopping Co., Ltd.	270	58,432
Naver Corp.	500	324,082
NCsoft Corp.	330	60,263
ORION Corp.	70	66,796
POSCO	1,300	301,984
Samsung C&T Corp.	2,500	126,675
Samsung Electro-Mechanics Co., Ltd.	1,100	66,947
Samsung Electronics Co., Ltd.	1,700	2,110,378
Samsung Electronics Co., Ltd., PFC Shares	340	330,937
Samsung Fire & Marine Insurance Co., Ltd.	600	161,554
Samsung Heavy Industries Co., Ltd.	4,200	67,996
Samsung Life Insurance Co., Ltd.	1,100	112,985
Samsung SDI Co., Ltd.	1,100	128,360
Samsung Securities Co., Ltd.	1,400	60,406
Shinhan Financial Group Co., Ltd.	8,200	334,793
SK C&C Co., Ltd.	460	98,048
SK Holdings Co., Ltd.	560	87,310
SK Innovation Co., Ltd.	1,300	110,395
SK Telecom Co., Ltd.	230	60,275
Woongjin Coway Co., Ltd.	1,200	96,169

		$9,515,726

Sri Lanka — 2.5%
Access Engineering PLC	458,000	$90,411
Aitken Spence Hotel Holdings PLC, Class H	106,700	64,547
Aitken Spence PLC	99,000	77,426
Chevron Lubricants Lanka PLC	33,100	100,050
Commercial Bank of Ceylon PLC	507,567	645,794
Dialog Axiata PLC	2,471,500	224,208
Distilleries Co. of Sri Lanka PLC	79,500	137,031
Hatton National Bank PLC	43,300	52,281
Hatton National Bank PLC (Non Voting)	86,400	134,050
John Keells Holdings PLC	276,600	446,943
National Development Bank PLC	91,600	163,688
Sampath Bank PLC	45,900	85,078
Tokyo Cement Co. (Lanka) PLC	528,600	266,243

		$2,487,750

Taiwan — 1.8%
Advanced Semiconductor Engineering, Inc.	38,000	$47,717
Asustek Computer, Inc.	4,000	41,806
Catcher Technology Co., Ltd.	5,000	43,723

Security	Shares	Value
Cathay Financial Holding Co., Ltd.	44,000	$63,009
China Development Financial Holding Corp.	111,000	36,451
China Steel Corp.	66,000	55,915
Chunghwa Telecom Co., Ltd.	21,000	63,463
CTBC Financial Holding Co., Ltd.	82,000	52,017
Delta Electronics, Inc.	10,000	61,079
First Financial Holding Co., Ltd.	61,000	35,536
Formosa Chemicals & Fibre Corp.	21,000	44,937
Formosa Plastics Corp.	24,000	57,918
Fubon Financial Holding Co., Ltd.	37,000	58,630
Hon Hai Precision Industry Co., Ltd.	86,000	235,983
Largan Precision Co., Ltd.	1,000	83,158
MediaTek, Inc.	6,000	91,231
Mega Financial Holding Co., Ltd.	63,000	48,072
Nan Ya Plastics Corp.	26,000	52,240
President Chain Store Corp.	5,000	38,436
Quanta Computer, Inc.	18,000	43,866
Taiwan Cement Corp.	26,000	35,103
Taiwan Mobile Co., Ltd.	12,000	39,569
Taiwan Semiconductor Manufacturing Co., Ltd.	88,000	386,991
Uni-President Enterprises Corp.	31,000	49,396
United Microelectronics Corp.	83,000	40,192

		$1,806,438

Thailand — 0.8%
PTT Exploration & Production PCL(3)	53,050	$176,863
Toyo-Thai Corp. PCL(3)	673,500	565,045

		$741,908

United Kingdom — 0.5%
Genel Energy PLC(1)	48,400	$452,329

		$452,329

United States — 0.0%(4)
TAL International Group, Inc.(1)	300	$12,195

		$12,195

Vietnam — 5.2%
Bank for Foreign Trade of Vietnam JSC	185,715	$310,661
Bank for Investment & Development of Vietnam	109,300	89,784
Bao Viet Holdings	44,400	71,760
Everpia Vietnam JSC	3,970	5,253
FPT Corp.	69,937	155,805
Gemadept Corp.	40,700	55,883
HAGL JSC(1)	194,460	196,731
Hoa Phat Group JSC	62,237	139,329
Hoa Sen Group	11,340	22,945
Imexpharm Pharmaceutical JSC	22,770	49,640
Kinh Bac City Development Share Holding Corp.(1)	109,600	80,597
Masan Group Corp.(1)	171,400	675,322
Nam Long Investment Corp.	110,000	92,291
Ocean Group JSC(1)	17,000	4,872
PetroVietnam Drilling and Well Services JSC	173,293	466,642
PetroVietnam Fertilizer & Chemical JSC	123,550	178,997
PetroVietnam Gas JSC	83,000	299,455
PetroVietnam Technical Services JSC	294,900	371,851
Pha Lai Thermal Power JSC	97,800	117,312
Refrigeration Electrical Engineering Corp.	100,000	133,638
Saigon - Hanoi Commercial Joint Stock Bank	195,200	82,386
Saigon Securities, Inc.	105,000	129,371
Saigon Thuong Tin Commercial JSB(1)	390,400	347,742
Tan Tao Investment & Industry Corp.(1)	406,500	144,465

Security		Shares	Value
Traphaco JSC		18,690	$65,432
Vietnam Construction and Import-Export JSC		119,900	70,118
Vietnam Joint Stock Commercial Bank for Industry and Trade		20,700	17,484
Vingroup JSC		302,352	679,928
Vinh Son - Song Hinh Hydropower JSC		101,700	68,726

			$5,124,420

Total Common Stocks (identified cost $63,952,289)			$60,309,192

Equity-Linked Securities (5)(6) — 1.9%

Security	Maturity Date	Shares	Value
Saudi Arabia — 1.9%
Al Rajhi Bank	7/24/17	14,700	$221,433
Al Tayyar	3/22/16	2,000	73,490
Alinma Bank(1)	7/24/17	17,300	99,985
Almarai Co.	7/24/17	3,600	80,181
Bank Al-Jazira(1)	7/24/17	7,400	54,434
Banque Saudi Fransi	7/24/17	10,100	93,238
Dar Al Arkan Real Estate Development(1)	3/22/16	17,700	48,144
Etihad Etisalat Co.	7/24/17	7,500	73,522
National Industrialization Co.	7/24/17	7,000	49,627
Riyad Bank	7/24/17	18,000	83,916
Samba Financial Group	7/24/17	10,700	130,469
Saudi Arabian Fertilizer Co.	2/23/15	2,300	90,251
Saudi Arabian Mining Co.(1)	7/24/17	6,100	58,806
Saudi Basic Industries Corp.	7/24/17	10,300	236,597
Saudi Cement Co.	7/24/17	2,500	65,925
Saudi Electricity Co.	7/24/17	16,600	69,222
Saudi Industrial Investment Group	7/24/17	7,400	50,102
Saudi Kayan Petrochemical Co.(1)	7/24/17	18,200	59,170
Saudi Telecom Co.	7/24/17	6,200	109,064
Savola Group	7/24/17	5,200	111,878
Yanbu National Petrochemicals Co.	7/24/17	3,600	45,524

Total Equity-Linked Securities (identified cost $2,327,436)			$1,904,978

Investment Funds — 1.5%

Security		Shares	Value
Romania — 1.5%
Fondul Proprietatea SA		6,767,149	$1,437,392

Total Investment Funds (identified cost $1,736,240)			$1,437,392

Rights — 0.1%

Security		Shares	Value
Yoma Strategic Holdings, Ltd., Exp. 2/2/15(1)		746,333	$92,133

Total Rights (identified cost $0)			$92,133

Warrants — 0.0%(4)

Security	Shares	Value
Interra Resources, Ltd., Exp. 12/8/15(1)	249,500	$2,951

Total Warrants (identified cost $0)		$2,951

Short-Term Investments — 33.4%

U.S. Treasury Obligations — 10.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/12/15	$10,000	$9,999,950

Total U.S. Treasury Obligations (identified cost $9,999,946)		$9,999,950

Other — 23.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(7)	$22,777	$22,776,937

Total Other (identified cost $22,776,937)		$22,776,937

Total Short-Term Investments (identified cost $32,776,883)		$32,776,887

Total Investments — 98.4% (identified cost $100,792,848)		$96,523,533

Other Assets, Less Liabilities — 1.6%		$1,607,438

Net Assets — 100.0%		$98,130,971

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $3,102,668 or 3.2% of the Portfolio’s net assets.

(3)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(4)	Amount is less than 0.05%.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $1,904,978 or 1.9% of the Portfolio’s net assets.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $5,285.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	22.9%	$22,508,491
Energy	8.6	8,472,101
Information Technology	7.2	7,079,678
Industrials	5.4	5,290,017
Consumer Staples	4.9	4,839,707
Materials	4.4	4,260,364
Consumer Discretionary	3.6	3,484,897
Telecommunication Services	3.5	3,442,327
Utilities	2.0	2,000,573
Health Care	1.0	931,099
Investment Funds	1.5	1,437,392
Short-Term Investments	33.4	32,776,887

Total Investments	98.4%	$96,523,533

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/9/15	United States Dollar 3,971,764	Mexican Peso 59,244,030	BNP Paribas	$—	$(20,747)	$(20,747)
2/18/15	British Pound Sterling 329,084	United States Dollar 515,095	Standard Chartered Bank	19,478	—	19,478
2/18/15	United States Dollar 2,682,309	Indian Rupee 168,107,000	JPMorgan Chase Bank, N.A.	21,649	—	21,649
2/18/15	United States Dollar 1,930,007	Indian Rupee 120,693,000	JPMorgan Chase Bank, N.A.	11,309	—	11,309
2/23/15	United States Dollar 3,403,238	Indian Rupee 217,862,000	Citibank, N.A.	96,594	—	96,594
2/26/15	Singapore Dollar 74,000	United States Dollar 56,627	Bank of America, N.A.	1,957	—	1,957
2/26/15	Singapore Dollar 1,347,000	United States Dollar 1,008,879	BNP Paribas	13,741	—	13,741
2/26/15	Singapore Dollar 545,000	United States Dollar 419,205	Standard Chartered Bank	16,569	—	16,569
2/26/15	Thai Baht 6,200,000	United States Dollar 187,651	Standard Chartered Bank	—	(1,549)	(1,549)
2/26/15	Thai Baht 19,457,000	United States Dollar 588,447	Standard Chartered Bank	—	(5,308)	(5,308)
3/11/15	New Taiwan Dollar 53,820,000	United States Dollar 1,729,157	JPMorgan Chase Bank, N.A.	33,389	—	33,389
3/11/15	New Taiwan Dollar 77,884,000	United States Dollar 2,435,016	JPMorgan Chase Bank, N.A.	—	(18,964)	(18,964)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/11/15	South Korean Won 4,490,920,000	United States Dollar 4,035,150	JPMorgan Chase Bank, N.A.	$—	$(31,429)	$(31,429)
5/6/15	Euro 3,552,000	United States Dollar 4,122,309	JPMorgan Chase Bank, N.A.	105,075	—	105,075
5/6/15	Euro 2,897,000	United States Dollar 3,362,142	JPMorgan Chase Bank, N.A.	85,699	—	85,699
5/6/15	Euro 588,000	United States Dollar 682,409	JPMorgan Chase Bank, N.A.	17,394	—	17,394

				$422,854	$(77,997)	$344,857

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
2/15	80 H-Shares Index	Long	$6,300,066	$6,038,886	$(261,180)
2/15	34 Hang Seng Index	Long	5,442,333	5,361,680	(80,653)
2/15	489 SGX CNX Nifty Index	Long	8,709,792	8,661,140	(48,652)
2/15	28 TAIEX Index	Long	1,633,433	1,656,630	23,197
3/15	243 E-mini MSCI Emerging Markets Index	Long	11,860,580	11,560,725	(299,855)
3/15	131 Mexican Bolsa IPC Index	Long	3,490,950	3,574,435	83,485
3/15	132 SET50 Index	Short	(815,143)	(842,373)	(27,230)

					$(610,888)

H-Shares Index: Free-float capitalization-weighted index comprised of H-Shares listed on the Hong Kong Stock Exchange and included in the Hang Seng Mainland Composite Index.

Hang Seng Index: Free-float capitalization-weighted index of a selection of companies from the Stock Exchange of Hong Kong.

Mexican Bolsa IPC Index: Capitalization weighted index of the leading stocks traded on the Mexican Stock Exchange.

SET50 Index: Capitalization-weighted index based on the top 50 stocks listed on the Bangkok SET index having high market capitalization and high liquidity.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TAIEX Index: Capitalization-weighted index of all listed common shares traded on the Taiwan Stock Exchange.

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$106,682	$(717,570)

Total		$106,682	$(717,570)

Foreign Exchange	Forward foreign currency exchange contracts	$422,854	$(77,997)

Total		$422,854	$(77,997)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,042,461

Gross unrealized appreciation	$2,364,562
Gross unrealized depreciation	(6,883,490)

Net unrealized depreciation	$(4,518,928)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$1,131,213	$30,684,908	$—	$31,816,121
Developed Europe	—	850,020	—	850,020
Emerging Europe	—	7,218,394	—	7,218,394
Latin America	11,930,070	—	—	11,930,070
Middle East/Africa	105,643	8,225,787	—	8,331,430
North America	163,157	—	—	163,157
Total Common Stocks	$13,330,083	$46,979,109 *	$—	$60,309,192
Equity-Linked Securities	$—	$1,904,978	$—	$1,904,978
Investment Funds	—	1,437,392	—	1,437,392
Rights	92,133	—	—	92,133
Warrants	2,951	—	—	2,951
Short-Term Investments -
U.S. Treasury Obligations	—	9,999,950	—	9,999,950
Other	—	22,776,937	—	22,776,937
Total Investments	$13,425,167	$83,098,366	$—	$96,523,533
Forward Foreign Currency Exchange Contracts	$—	$422,854	$—	$422,854
Futures Contracts	83,485	23,197	—	106,682
Total	$13,508,652	$83,544,417	$—	$97,053,069

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(77,997)	$—	$(77,997)
Futures Contracts	(299,855)	(417,715)	—	(717,570)
Total	$(299,855)	$(495,712)	$—	$(795,567)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015